Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Related Party Arrangements
As of July 25, 2013, Dean Foods disposed of its remaining shares of the Company’s common stock in a registered public offering. As a result and immediately following this offering, Dean Foods has no ownership interest in us and therefore is no longer a related party. Historically, related party transactions and activities involving Dean Foods and its wholly-owned subsidiaries were not always consummated on terms equivalent to those that would prevail in an arm’s-length transaction where conditions of competitive, free-market dealing may exist. Prior to the Distribution, sales of our raw materials and finished products that we manufacture for other wholly-owned subsidiaries of Dean Foods have been reflected as related party sales in our consolidated financial statements.
Prior to completion of our initial public offering, certain related party transactions were settled by either non-cash capital contributions from Dean Foods to us or non-cash capital distributions from us to Dean Foods and included as part of Dean Foods’ net investment. Both prior to and after the completion of our initial public offering, other related party transactions that are settled in cash are reflected as related party receivables in our consolidated balance sheets.
During the three and six months ended June 30, 2013, we utilized manufacturing facilities and resources managed by affiliates of Dean Foods to conduct our business. The expenses associated with these transactions, which primarily relate to co-packing certain of our products, are included in cost of goods sold in our consolidated statements of operations. We continue to utilize these facilities although Dean Foods is no longer a related party.
In connection with and effective as of our initial public offering, we entered into agreements that formalize ongoing commercial arrangements we have with Dean Foods and Morningstar, which are described below. Certain terms of these agreements were modified in connection with Dean Foods’ sale of Morningstar. These agreements are described in Note 4, “Transactions with Morningstar.”

Agreements with Dean Foods
Sales and Distribution Agreement — We entered into an agreement with two wholly-owned subsidiaries of Dean Foods, Suiza Dairy Group, LLC (“Suiza Dairy”) and Dean Dairy Holdings, LLC (“Dean Dairy”), pursuant to which those subsidiaries continue to sell and distribute certain WhiteWave products. This agreement modifies our historical intercompany arrangements and reflects new pricing.
Co-Packing Agreement — Additionally, we entered into a separate manufacturing agreement with Suiza Dairy and Dean Dairy pursuant to which those subsidiaries continue manufacturing WhiteWave fresh organic milk products on our behalf. The agreement formalizes our historical intercompany arrangements.
Cream Supply Agreement — We also entered into a supply agreement with Suiza Dairy and Dean Dairy pursuant to which we continue to purchase cream from such subsidiaries for an initial term ending December 31, 2013, with an option for us to renew for up to four one-year terms. We have renewed through December 31, 2014. This agreement formalizes our historical intercompany arrangements and does not impact comparability in our unaudited condensed consolidated statements of income for the three and six month period ended June 30, 2014 and 2013.
License Agreement — We entered into an agreement with Dean Foods pursuant to which we have an exclusive license to manufacture and sell shelf stable aseptic flavored and white milk under Dean Foods’ TruMoo brand in certain retail channels and to designated foodservice accounts throughout North America in exchange for payment of a royalty. The initial term of the agreement is December 2012 through December 31, 2017, with automatic one-year renewals thereafter so long as we achieve specified volume thresholds and minimum royalties.
Transition Services Agreement — We and Dean Foods also entered into a transition services agreement to cover certain continued corporate services provided by us and Dean Foods to each other following completion of our initial public offering. Our services consisted primarily of marketing and research and development, while Dean Foods’ provided supply chain, information technology, legal, finance and accounting, human resources, risk management, tax, treasury, and other transitional services. Both Dean Foods’ and our services continue for a specified initial term, which vary with the types of services provided, unless terminated earlier or extended according to the terms of the transition services agreement. We pay Dean Foods mutually agreed-upon fees for their services and Dean Foods pays us mutually agreed-upon fees for our services. In the three and six months ended June 30, 2014, Dean Foods charged us $0.7 million and $1.6 million, respectively, and we charged Dean Foods $0.2 million and $0.4 million, respectively, for services rendered under the transition services agreement. In the three and six months ended June 30, 2013, Dean Foods charged us $7.2 million and $16.7 million, respectively, and we charged Dean Foods $0.8 million and $2.5 million, respectively, for services rendered under the transition services agreement. The transition services agreement is almost complete and is expected to end in 2014.

Related Party Transactions
Allocated Expenses
As of July 25, 2013, Dean Foods disposed of its remaining shares of the Company’s common stock in a registered public offering. As a result of and immediately following this offering, Dean Foods has no ownership interest in us and therefore is no longer a related party. Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions were allocated to us. These allocations include costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as stock-based compensation expense attributable to our employees and an allocation of stock-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $50.7 million from January 1, 2012 to the date of our initial public offering (which includes approximately $17.5 million of transaction costs related to our initial public offering) and $32.7 million in the year ended December 31, 2011. These cost allocations are primarily reflected within general and administrative expenses in our consolidated statements of operations as well as classified as “Corporate and other” in Note 17 “Segment, Geographic, and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide some of these services on a transitional basis for a fee.
Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.
We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation basis for debt, interest expense, and debt issuance costs was reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the periods presented. See Note 11 “Debt and Allocated Portion of Dean Foods’ Debt.”
Cash Management
We use a centralized approach to cash management and financing of operations. Prior to completion of our initial public offering, Dean Foods provided financing, cash management, and other treasury services to us. Our North America cash balances were regularly swept by Dean Foods, and we received funding from Dean Foods for our operating and investing cash needs. Cash transferred to and from Dean Foods was historically recorded as intercompany payables and receivables that were reflected as a component of Dean Foods’ net investment in our consolidated balance sheets. Since completion of our initial public offering, we have maintained separate cash management and financing functions for our operations.
Related Party Arrangements
Historically, related party transactions and activities involving Dean Foods and its wholly-owned subsidiaries were not always consummated on terms equivalent to those that would prevail in an arm’s-length transaction where conditions of competitive, free-market dealing may exist. Prior to the Distribution, sales of our raw materials and finished products that we manufacture for other wholly-owned subsidiaries of Dean Foods have been reflected as related party sales in our consolidated financial statements.
Prior to completion of our initial public offering, certain related party transactions were settled by either non-cash capital contributions from Dean Foods to us or non-cash capital distributions from us to Dean Foods and included as part of Dean Foods’ net investment. Both prior to and after the completion of our initial public offering, other related party transactions that are settled in cash are reflected as related party receivables in our consolidated balance sheets.
During the years ended December 31, 2013, 2012, and 2011, we utilized manufacturing facilities and resources managed by affiliates of Dean Foods to conduct our business. The expenses associated with these transactions, which primarily relate to co-packing certain of our products, are included in cost of sales in our consolidated statements of operations.
In connection with and effective as of our initial public offering, we entered into agreements that formalize ongoing commercial arrangements we have with Dean Foods and Morningstar, which are described below. Certain terms of these agreements were modified in connection with Dean Foods’ sale of Morningstar. These agreements are described in Note 4, “Transactions with Morningstar.”
Agreements with Dean Foods
Sales and Distribution Agreement — We entered into an agreement with two wholly-owned subsidiaries of Dean Foods, Suiza Dairy Group, LLC (“Suiza Dairy”) and Dean Dairy Holdings, LLC (“Dean Dairy”), pursuant to which those subsidiaries continue to sell and distribute certain WhiteWave products for a fixed initial term of up to 18 months, depending on the product and customer. This agreement modifies our historical intercompany arrangements and reflects new pricing.
Co-Packing Agreement — Additionally, we entered into a separate manufacturing agreement with Suiza Dairy and Dean Dairy pursuant to which those subsidiaries continue manufacturing WhiteWave fresh organic milk products on our behalf for a term of 18 months. The agreement formalizes our historical intercompany arrangements.
Cream Supply Agreement — We also entered into a supply agreement with Suiza Dairy and Dean Dairy pursuant to which we continue to purchase cream from such subsidiaries for an initial term ending December 31, 2013, with an option for us to renew for up to four one-year terms. This agreement formalizes our historical intercompany arrangements and does not impact comparability in our consolidated statement of operations for the years ended December 31, 2013 and 2012.
License Agreement — We entered into an agreement with Dean Foods pursuant to which we have an exclusive license to manufacture and sell shelf stable aseptic flavored and white milk under Dean Foods’ TruMoo brand in certain retail channels and to designated foodservice accounts throughout North America in exchange for payment of a royalty. The initial term of the agreement is December 2012 through December 31, 2017, with automatic one-year renewals thereafter so long as we achieve specified volume thresholds and minimum royalties.
Transition Services Agreement — We and Dean Foods also entered into a transition services agreement to cover certain continued corporate services provided by us and Dean Foods to each other following completion of our initial public offering. Our services consist primarily of marketing and research and development, while Dean Foods’ provides supply chain, information technology, legal, finance and accounting, human resources, risk management, tax, treasury, and other transitional services. Both Dean Foods’ and our services continue for a specified initial term, which vary with the types of services provided, unless terminated earlier or extended according to the terms of the transition services agreement. We pay Dean Foods mutually agreed-upon fees for their services and Dean Foods pays us mutually agreed-upon fees for our services. In 2012, Dean Foods charged us $5.4 million and we charged Dean Foods $2.6 million for services rendered under the transition services agreement. In 2013, Dean Foods charged us $19.0 million and we charged Dean Foods $3.0 million for services rendered under the transition services agreement since its effective date. The transition services agreement is expected to end in 2014.
Termination of Intellectual Property License Agreement
Historically, the Company was party to a license agreement with Morningstar, pursuant to which Morningstar had the right to use the Company’s intellectual property in the manufacture of certain products for a fee. For the years ended December 31, 2013, 2012, and 2011, related party license income was recorded within operating income in our consolidated statements of operations in the amount of $nil million, $36.0 million, and $42.7 million, respectively.
In conjunction with the license agreement, a loan agreement was entered into, pursuant to which the Company extended a line of credit to Morningstar related to the license income under the license agreement. Prior to completion of our initial public offering, there were no repayments of this loan and no future plans to settle the outstanding balance; therefore, the principal and associated accrued interest was shown in Dean Foods’ net investment as of December 31, 2012 and 2011. The interest term on the loan to Morningstar was LIBOR plus 2% and recorded in interest income in our consolidated statements of operations. Interest income for the years ended December 31, 2013, 2012 and 2011 was $nil million, $6.4 million, and $6.1 million, respectively.
In connection with our initial public offering, we and Morningstar agreed to terminate this license agreement and the related loan. We no longer receive license income or related interest income associated with these historical agreements. In addition, we entered into an agreement and transferred the intellectual property subject to the license agreement to Morningstar so that Morningstar has the requisite intellectual property and manufacturing know-how to produce and sell its products and brands. All intellectual property related to and necessary for the production of our products and brands was retained.